LEASE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021
LEASE
Lease Commencement Date			Apr. 09, 2019
Finance Lease Obligation			$ 2,950,277
Lease Amortization	$ 94,158	$ 94,158
Interest Expense, Lease Liabilities	$ 54,453	$ 60,771